Commitments and contingencies (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2013 Management Fee [Member] CNY	Jun. 30, 2013 Operating Leases For Office Facilities [Member] CNY
2014	$ 2,872,950	17,632,443	5,182,187	12,450,256
2015	1,974,793	12,120,095	3,213,363	8,906,732
2016	1,808,669	11,100,528	2,899,432	8,201,096
2017	2,026,356	12,436,555	5,220,136	7,216,419
2018	2,015,875	12,372,231	5,878,018	6,494,213
Thereafter	20,052,768	123,071,860	81,533,842	41,538,018
Operating Leases, Future Minimum Payments Due	$ 30,751,411	188,733,712	103,926,978	84,806,734